BUSINESS COMBINATION - Acquisitions (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 01, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Apr. 30, 2015 CNY (¥) director	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 29, 2017 CNY (¥)	Dec. 28, 2017 CNY (¥)	Jan. 01, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
BUSINESS COMBINATION
Total equity	¥ 65,642,594				¥ 67,669,619	¥ 65,782,030	$ 10,159,019	¥ 70,725,060	¥ 67,669,619			¥ 56,008,429
Assets
Intangible assets								¥ 0
Cash and cash equivalents	2,173,062
Liabilities
Gain on previously held equity interest remeasured at acquisition-date fair value					748,086	117,640
Cash and bank balances acquired	2,173,062
Net inflow of cash and cash equivalents included in cash flows from investing activities	¥ 2,173,062				¥ 255,650	¥ 255,152
Ningxia Energy
BUSINESS COMBINATION
Registered capital				¥ 5,025,800
Qingdao Light Metal
BUSINESS COMBINATION
Equity interest acquired (as a percent)											100.00%
Assets
Investment properties										¥ 10,425			¥ 10,742
Property, plant and equipment										278,309			290,579
Land use rights										20,195			20,722
Inventories										49,489			29,446
Other current assets										3,978			2,934
Trade and notes receivables										98,957			29,748
Cash and cash equivalents										10,924			5,688
Liabilities
Trade and notes payables										97,681			64,900
Other payables and accrued expenses										66,042			10,641
Interest bearing loans and borrowings										167,000			167,000
Net assets										141,554			147,318
Other equity instruments										138,670			138,670
Non-controlling interests										2,884			8,648
Difference recognized in equity										158,848
Total purchase consideration										161,732
Cash and bank balances acquired										¥ 10,924			5,688
Shanxi Aluminum Sewage Treatment Plant
Assets
Property, plant and equipment											¥ 48,995		52,001
Liabilities
Net assets											48,995		¥ 52,001
Difference recognized in equity											1,063
Total purchase consideration											¥ 50,058
Yinxing Power
BUSINESS COMBINATION
Registered capital			¥ 800,000
Equity interest acquired (as a percent)		51.00%
Total number of directors | director			7
Assets
Property, plant and equipment		¥ 3,594,970
Intangible assets		188
Land use rights		31,833
Inventories		35,349
Other current assets		312,840
Trade and notes receivables		162,093
Cash and cash equivalents		255,152
Liabilities
Trade and notes payables		800,438
Other payables and accrued expenses		186,782
Deferred tax liabilities		(40,706)
Interest bearing loans and borrowings		(2,514,800)
Net assets		849,699
Non-controlling interests		416,353
Net assets acquired		433,346
Initial investment cost		316,200
Investment income recognized under the equity method		(494)
Book value of the investment		315,706
Fair value of the investment		433,346
Gain on previously held equity interest remeasured at acquisition-date fair value		117,640
Cash and bank balances acquired		255,152
Net inflow of cash and cash equivalents included in cash flows from investing activities		255,152
Revenue		578,117
Profit for the year		96,756
Net cash flows		¥ 36,024
Yinxing Power | Ningxia Energy
BUSINESS COMBINATION
Equity interest acquired (as a percent)			51.00%
Yinxing Power | Zhejiang Power
BUSINESS COMBINATION
Equity interest acquired (as a percent)			49.00%
Number of directors can be appointed | director			4